Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.74%	1.51%
Expected volatility	140.00%	111.00%
Expected option life	5 years	4 years 11 months 8 days